Risk Management (Details) - Schedule of credit risk exposure of the Group by classifying assets according to the Group's credit rating of counterparties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Risk Management (Details) - Schedule of credit risk exposure of the Group by classifying assets according to the Group's credit rating of counterparties [Line Items]
FVOCI - debts securities	$ 390,918	$ 208,525
Financial assets at amortized cost	2,706	2,968
Insurance receivables	166,605	112,975
Reinsurance share of outstanding claims	187,485	176,212
Deferred excess of loss premiums	17,095	15,173
Cash and cash equivalents	133,439	192,460
Term deposits	172,212	119,753
Total	1,070,460	828,066
Investment grade [Member]
Risk Management (Details) - Schedule of credit risk exposure of the Group by classifying assets according to the Group's credit rating of counterparties [Line Items]
FVOCI - debts securities	389,250	206,997
Financial assets at amortized cost
Insurance receivables
Reinsurance share of outstanding claims	186,851	175,447
Deferred excess of loss premiums
Cash and cash equivalents	110,915	159,396
Term deposits	124,283	88,662
Total	811,299	630,502
Non-investment grade (satisfactory) [Member]
Risk Management (Details) - Schedule of credit risk exposure of the Group by classifying assets according to the Group's credit rating of counterparties [Line Items]
FVOCI - debts securities	1,668	1,528
Financial assets at amortized cost	1,982	1,982
Insurance receivables	110,618	65,836
Reinsurance share of outstanding claims	634	765
Deferred excess of loss premiums	17,095	15,173
Cash and cash equivalents	22,524	33,064
Term deposits	47,929	31,091
Total	202,450	149,439
In course of collection [Member]
Risk Management (Details) - Schedule of credit risk exposure of the Group by classifying assets according to the Group's credit rating of counterparties [Line Items]
FVOCI - debts securities
Financial assets at amortized cost	724	986
Insurance receivables	55,987	47,139
Reinsurance share of outstanding claims
Deferred excess of loss premiums
Cash and cash equivalents
Term deposits
Total	$ 56,711	$ 48,125